Stock-Based Compensation (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Share activity related to stock options
Outstanding at the beginning of period	11,979,111	10,460,119	9,524,266	10,714,356
Granted	0	2,025,535	1,378,355	748,553
Exercised	(16,728)	(145,140)	(5,149)	(201,137)
Forfeited or expired	(70,483)	(361,403)	(437,353)	(1,737,506)
Outstanding at the end of period	11,891,900	11,979,111	10,460,119	9,524,266